Interests in joint venture	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Interests in joint venture	Interest in joint venture
On December 14, 2020, the Company announced the formation of a new joint venture company, Overland ADCT BioPharma, with Overland Pharmaceuticals (“Overland”), a fully integrated biopharmaceutical company backed by Hillhouse Capital. Overland ADCT BioPharma will develop and commercialize one of the Company’s ADC products, ZYNLONTA, and three of the Company’s ADC product candidates, ADCT-601, ADCT-602 and ADCT-901 (collectively, the “Licensed Products”), in greater China and Singapore (the “Territory”). The Company agreed to supply product to Overland ADCT BioPharma for its drug development and commercialization under a supply agreement entered into between the parties.
Under the terms of the license agreement between the Company and Overland ADCT BioPharma, the Company licensed exclusive development and commercialization rights to the Licensed Products (the “Licensed IP”) in the Territory to Overland ADCT BioPharma. Overland invested USD 50.0 million in Overland ADCT BioPharma, and is obligated to pay the Company potential development milestone payments related to ADCT-601, ADCT-602 and ADCT-901, for a 51% equity interest. The Company received a 49% equity interest in exchange for contribution of the Licensed IP. The Company and Overland have appointed an equal number of nominees to the board of directors of Overland ADCT BioPharma which includes the Chief Executive Officer of Overland ADCT BioPharma. Pursuant to the license agreement, the Company may also earn low to mid-single digit royalties on net sales of the Licensed Products. In addition, Overland ADCT BioPharma elected to participate in the Company’s global clinical trials. The Company also received an option, which it may exercise at its sole discretion, to exchange any or all of its equity interest in Overland ADCT BioPharma into an equity interest in Overland upon an initial public offering of Overland. Given the uncertainty of an initial public offering of Overland, the Company did not assign any value to the option.
In connection with the formation of Overland ADCT BioPharma, the Company determined the fair value of its equity interest by implying a total equity value of Overland ADCT BioPharma using Overland’s investment of USD 50.0 million and the fair value of the contingent milestone consideration for Overland’s 51% equity interest. The fair value of the contingent consideration was determined to be nominal due to the high uncertainty related to achieving certain conditions associated with the contingent consideration as of the closing date. The fair value of the Company’s equity interest as of December 31, 2020 was determined to be KUSD 48,040, which resulted in the Company recognizing a gain of KUSD 24,501 and a deferred gain of KUSD 23,539. The gain was recognized within Share of results with joint venture in the Company’s Consolidated Statement of Operation for the year ended December 31, 2020. The table below provides a rollforward of the Company’s interest in Overland ADCT BioPharma as of December 31, 2022 and 2021.

(in KUSD)
Interest in joint venture
January 1, 2021	47,908
Share of results with joint venture	(6,672)
December 31, 2021	41,236
Share of results in joint venture	(10,084)
December 31, 2022	31,152
As of December 31, 2022, the deferred gain of USD 23.5 million arising from the Company’s contribution for its equity investment in the joint venture remained unchanged from December 31, 2021. The Company’s carrying value of its investment in a joint venture increases or decreases in relation to the Company’s proportionate share of comprehensive income or loss of the joint venture. When the Company’s share of losses of a joint venture exceeds the Company’s interest in that joint venture less the carrying value of the deferred gain, the Company ceases to recognize its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the joint venture.
The tables below provide summarized financial information for Overland ADCT BioPharma that is material to the Company. The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

(in KUSD)	As of
Summarized Balance Sheet	December 31, 2022	December 31, 2021
Cash and cash equivalents	19,261	39,318
Prepaid and other current assets	2	15
Intangible assets	49,249	48,040
Total liabilities	(3,062)	(2,828)
Net assets	65,450	84,545

(in KUSD)	For the Years Ended
Summarized Statement of Comprehensive Loss	December 31, 2022	December 31, 2021	December 31, 2020
Operating expenses	20,228	13,876	269
Other income	(1,232)	(259)	—
Net loss	18,996	13,617	269